20. Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2018
Financial Risk Management Objectives And Policies
Financial risk management objectives and policies
-	Interest rate risk

Interest rate variations affect the value of assets and liabilities accruing a fixed interest rate, as well as the flow of financial assets and liabilities with floating interest rates.

As mentioned in Note 14.3, short-term bank loans accrue interest at a fixed interest rate. The Group uses no derivate financial instruments to cover this risk.

Under IAS 29, keeping monetary assets causes loss of purchasing power, as long as there is no adjustment mechanism that compensates for such loss of purchasing power. This loss is included in the fiscal year income (loss) under item loss on net monetary position. On the contrary, keeping monetary liabilities causes gain of purchasing power, also included under item loss on net monetary position.

The company’s risk management policy was designed for the purposes of reducing the effect the loss of purchasing power may have. Net monetary positions during most of fiscal years 2018, 2017 and 2016 appeared as assets; hence, the Company seeks to mitigate the risk by implementing adjustment mechanisms through interest and exchange differences. In consequence, during 2018, 2017 and 2016, item loss on net monetary position showed net loss caused by monetary accounts inflation.

Interest rate sensitivity

The following table shows the sensitivity of income before income tax for the year ended December 31, 2018, to a reasonably possible change in interest rates over the portion of loans and CAMMESA borrowings bearing interest at a variable interest rate, with all other variables held constant:

Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(141,280)

-	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Group is exposed to the foreign currency risk at an ARS/USD ratio, mainly due to its operating activities, the investment projects defined by the Company and the debt related to the bank loan mentioned in Note 14.3. The Company does not use derivative financial instruments to hedge such risk since almost all our income is denominated in foreign currency, which protects us from a devaluation of the peso.

Moreover, as of December 31, 2018, the Company carries receivables, cash and cash equivalents in foreign currency for USD 570,726 thousands, which exceed the liabilities carried in foreign currency for approximately USD 167,902 thousands. The cashflow from such receivables also helps us to mitigate the effects of a potential devaluation of the peso.

Foreign currency sensitivity

The following table shows the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant, of income before income tax as of December 31, 2018 (due to changes in the fair value of monetary assets and liabilities).

Change in USD rate	Effect on income before income tax (Gain)
ARS 000

10%	973,442

-	Price risk

The Group’s revenues depend on the electric power price in the spot market and the production cost paid by CAMMESA. The Company has no power to set prices in the market where it operates (See Note 1).

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including holdings of government securities.

-	Trade and other receivables

The Finance Department is in charge of managing customer credit risk subject to policies, procedures and controls relating to the Group’s credit risk management. Customer receivables are regularly monitored. Although the Group has received no guarantees, it is entitled to request interruption of electric power flow if customers fail to comply with their credit obligations. In regard to credit concentration, see Note 14.1. The need to book impairment is analyzed at the end of each reporting period on an individual basis for major clients. The allowance recorded as of December 31, 2018, is deemed sufficient to cover the potential impairment in the value of trade receivables.

-	Cash and cash equivalents

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with corporate policy. Investments of surplus funds are made only with approved counterparties; in this case, the risk is limited because high-credit-rating banks are involved.

-	Public and corporate securities

This risk is managed by the Company’s finance management according to corporate policies, whereby these types of investments may only be made in first-class companies and in instruments issued by the federal or provincial governments.

Liquidity risk

The Group manages its liquidity to guarantee the funds required to support its business strategy. Short-term financing needs related to seasonal increases in working capital are covered through short-and medium-term bank credit lines.

The table below summarizes the maturity profile of the Company’s financial liabilities.

	Less than 3 months	3 to 12 months	1 to 5 years	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2018
CAMMESA borrowings and other loans and borrowings	8,395	1,822,759	6,862,758	8,693,912
Trade and other payables	1,729,909	-	-	1,729,909
	1,738,304	1,822,759	6,862,758	10,423,821
12-31-2017
CAMMESA borrowings and other loans and borrowings	345	3,948,515	3,127,689	7,076,549
Trade and other payables	1,499,027	2,858	-	1,501,885
	1,499,372	3,951,373	3,127,689	8,578,434

Guarantees

In connection with the concession right agreement described in Note 13, the Group granted a bank security to provide performance assurance of its obligations in the amount of 4,366.

On October 16, 2006, the Group entered into two pledge agreements with the Secretariat of Energy to guarantee our performance obligations in favor of the FONINVEMEM trusts under certain construction management and operation management agreements and provided as collateral: (a) 100% of our shares in TJSM and TMB, and (b) 50% of the rights conferred by our LVFVD receivables for the duration of the construction management agreement and the operation management agreement.

Likewise, the Group entered into various guarantee agreements to provide performance assurance of its obligations arising from the agreements described in Notes 1.a), 14.3.1, 14.3.5, 14.4 and 22.6.